Severance Pay Obligations, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Other comprehensive loss (income)	$ (25)	$ 24	$ 5
Employee benefit expense	$ 347	$ 318	$ 266